Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Disclosure of contingent liabilities [line items]
Contingent liabilities		$ 3,063,000,000	$ 2,575,000,000
Material claim		0
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[1]	2,003,000,000	1,664,000,000
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[1]	$ 1,060,000,000	$ 911,000,000

[1]	There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.